FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment  [   ];  Amendment Number:
    This Amendment  (Check only one.):     [   ]  is a restatement.
				         [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		First Fiduciary Investment Counsel, Inc.
Address:	1375 East Ninth Street
		Suite #2450
		Cleveland, Ohio   44114

13F File Number:	28-7360

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Mary Anderson
Title:	Principal
Phone:	(216) 623-7700

Signature, Place, and Date of Signing:


	[SIGNATURE]	   Cleveland,  Ohio	   March 31, 2008

Report Type [Check only one.]:

[X] 	13F HOLDINGS REPORT.   (Check here if all holdings of this reporting
manager are reported in this report.)

[   ]  	13F NOTICE.   (Check here if no holdings reported are in this
report, and all holdings are reported by other reporting manager(s).)

[   ]	13F COMBINATION REPORT.    (Check here if a portion of the holdings
for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



FORM 13F SUMMARY PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2008


	a.	Other Included Managers 	        0

	b.	Information Table Entry Total	       49

	c.	Information Table Value Total   $ 226,456

		List of Other Included Managers	     None


FORM 13 F
(SEC USE ONLY)

Quarter Ending March 31, 2008
Name of Reporting Manager     First Fiduciary Investment Counsel, Inc.

3/31/2008
                                                         MKT
                                     SECURITY            VAL
          SECURITY           TYPE    SYMBOL  CUSIP      x 1000         SHARES

3M COMPANY                   common  mmm     88579y101    8,198        103,576
ALLSTATE                     common  all     020002101    4,967        103,350
AMEREN                       common  aee     023608102      141          3,200
AMERICAN ELEC PWR            common  aep     025537101      208          5,005
AT&T INC.                    common  t       00206R102    9,549        249,312
AUTOMATIC DATA PROCESSING    common  adp     053015103      119          2,810
BANK OF AMERICA              common  bac     060505104    5,961        157,250
BP PLC SPONS ADR             common  bp      055622104    6,529        107,657
CEDAR FAIR L.P.              common  fun     150185106      309         13,300
COCA-COLA CO                 common  ko      191216100    9,741        160,035
CON AGRA                     common  cag     205887102    4,321        180,400
CON EDISON CO                common  ed      209115104    3,414         86,005
CONOCOPHILLIPS               common  cop     20825c104    4,901         64,312
CORNING INC                  common  glw     219350105    4,313        179,420
DOMINION RES INC             common  d       25746u109      248          6,080
E I DUPONT DE NEMOURS        common  dd      263534109    8,171        174,749
EMERSON ELECTRIC             common  emr     291011104    6,584        127,953
EXXON MOBIL                  common  xom     30231G102    5,302         62,692
FIRST ENERGY                 common  fe      337932107    1,688         24,600
GAP INC                      common  gps     364760108    6,680        339,450
GENERAL ELECTRIC             common  ge      369604103   12,633        341,347
GENERAL MILLS INC            common  gis     370334104    6,203        103,585
HOME DEPOT INC               common  hd      437076102    6,291        224,923
HONEYWELL INTL               common  hon     438516106    7,810        138,425
HUNTINGTON BANCSHARES        common  hban    446150104      168         15,650
INTEL CORP                   common  intc    458140100    7,918        373,845
INTL BUS. MACHINES           common  ibm     459200101      173          1,500
JOHNSON & JOHNSON INC        common  jnj     478160104    9,890        152,456
JP MORGAN CHASE              common  jpm     46625H100    8,187        190,612
KIMBERLY-CLARK               common  kmb     494368103    9,243        143,196
KRAFT FOODS INC              common  kft     50075N104    1,816         58,550
LILLY, ELI & CO              common  lly     532457108    3,390         65,703
LIMITED BRANDS               common  ltd     532716107      941         55,000
LUBRIZOL CORP                common  lz      549271104    5,073         91,385
MASCO CORP                   common  mas     574599106    5,038        254,050
MICROSOFT CORP               common  msft    594918104    8,004        282,024
MOTOROLA INC                 common  mot     620076109    2,230        239,762
NATIONAL CITY                common  ncc     635405103      963         96,738
PEPSICO                      common  pep     713448108      188          2,597
PFIZER INC                   common  pfe     717081103    6,422        306,815
PPG INDUSTRIES INC           common  ppg     693506107    5,761         95,200
PROCTER & GAMBLE CO          common  pg      742718109      153          2,190
PROGRESS ENERGY              common  pgn     743263105      138          3,300
SCHERING PLOUGH              common  sgp     806605101      434         30,150
SPECTRA ENERGY CORP COM      common  se      847560109      102          4,500
VERIZON COMM                 common  vz      92343V104    7,821        214,570
VF CORP                      common  vfc     918204108    5,899         76,107
WACHOVIA CORP                common  wb      929903102    5,395        199,821
WAL-MART STORES              common  wmt     931142103    6,828        129,612

                                                        226,456